Provisions - Environmental provisions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes [Abstract]
Releases	€ 88
Reclassifications	4
Provisions for decommissioning, restoration and rehabilitation costs [Member]
Disclosure of other provisions [Line items]
Other provisions at beginning of period	48
Changes [Abstract]
Other provisions at end of period	32	€ 48
Other environment related provision [Member]
Disclosure of other provisions [Line items]
Other provisions at beginning of period	321	335	€ 360
Changes [Abstract]
Additional provisions other provisions	18	18	27
Utilizations	(21)	(24)	(24)
Releases	(8)	(36)	(36)
Changes in discount rate	11	11	(7)
Accretion	6	7	7
Translation differences and other	(20)	10	8
Transfer to assets classified as held for sale	(146)
Other provisions at end of period	€ 160	€ 321	€ 335